Offerings	Sep. 25, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.650% First Priority Senior Secured Notes due 2034
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 800,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 118,080.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.650% First Priority Senior Secured Notes due 2034
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Berry Global Group, Inc. and the registrants listed on the Table of Additional Registrant Guarantors will guarantee the obligations of Berry Global, Inc. under the 5.650% First Priority Senior Secured Notes due 2034 and the 5.800% First Priority Senior Secured Notes due 2031. The guarantees are not traded separately. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.800% First Priority Senior Secured Notes due 2031
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 800,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 118,080.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.800% First Priority Senior Secured Notes due 2031
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Berry Global Group, Inc. and the registrants listed on the Table of Additional Registrant Guarantors will guarantee the obligations of Berry Global, Inc. under the 5.650% First Priority Senior Secured Notes due 2034 and the 5.800% First Priority Senior Secured Notes due 2031. The guarantees are not traded separately. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.